Financial Instruments - Summary of Estimated Fair Values of Entity's Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying Amount	$ 81,818	$ 106,553	$ 93,431
Short-term investments, Carrying Amount	1,236	1,154
Restricted short-term investments, Carrying Amount	3,500
Loan receivable, Carrying Amount		1,766
Long-term debt, Carrying Amount	401
Contingent considerations, Carrying Amount	4,474
Patent finance obligations, Carrying Amount	4,090	10,372
Hierarchy Level 1 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying Amount	81,818	106,553
Short-term investments, Carrying Amount	1,236	1,154
Restricted short-term investments, Carrying Amount	3,500
Cash and cash equivalents, Fair Value	81,818	106,553
Short-term investments, Fair Value	1,236	1,154
Restricted short-term investments, Fair Value	3,500
Hierarchy Level 2 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Loan receivable, Carrying Amount		1,766
Derivative financial instrument, Carrying Amount	13
Long-term debt, Carrying Amount	516
Loan receivable, Fair Value		1,766
Derivative financial instrument, Fair Value	13
Long-term debt, Fair Value	516
Hierarchy Level 3 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Contingent considerations, Carrying Amount	4,474
Patent finance obligations, Carrying Amount	4,090	23,147
Contingent considerations, Fair Value	4,474
Patent finance obligations, Fair Value	$ 4,090	$ 23,147